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DAILY
TAX FREE
INCOME
FUND, INC.







                                  Annual Report
                                October 31, 1995





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

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DAILY TAX FREE                      600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                   212-830-5200

===============================================================================



Dear Shareholder:


We are pleased to present the annual report of Daily Tax Free Income Fund, Inc. for the year ended October 31, 1995. As of the end of the period, the Fund had net assets of $625,641,906 and 5,765 active shareholders.

We thank you for your support of Daily Tax Free Income Fund, Inc. and look forward to continuing to serve our cash management needs.


Sincerely,


/s/ Steven W. Duff


President
Steven W. Duff



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

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DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 1995


===============================================================================

                                                                                                                    Ratings (a)
                                                                                                                 ----------------
     Face                                                                                       Value                    Standard
    Amount                                                                      Yield          (Note 1)          Moody's & Poor's
    ------                                                                      -----          --------          -------   ------
Variable Rate Demand Instruments -
Private Placements (c) (18.50%)
-----------------------------------------------------------------------------------------------------------------------------------
   $   240,000  The Bank of California, N.A. LOC covering two issues
                due 12-15-95 through 06-30-96                               5.68% to 7.00%    $   240,000         P1        A1+
    11,477,427  Banc One Arizona LOC covering seven issues
                due 12-01-95 through 01-01-11                                    5.68%         11,477,427         P1        A1
    13,386,000  Bank of Tokyo, Ltd. LOC covering four issues
                due 12-01-09 through 12-01-15                               5.25% to 5.68%     13,386,000         P1        A1+
       429,166  Central Trust Company LOC
                Backed by Bank of New York LOC
                covering two issues due 01-01-99                                 5.25%            429,166         P1        A1
     2,263,974  Comerica Bank - Detroit LOC covering four issues
                due 02-01-00 through 05-01-05                                    5.25%          2,263,974         P1        A1
     1,500,000  Credit Suisse LOC covering one issue due 12-01-00                5.25%          1,500,000         P1        A1+
     6,000,000  Creditanstalt-Bankverein LOC covering two issues
                due 11-01-05 through 06-01-10                                    5.25%          6,000,000         P1        A1+
     2,000,000  Dresdner Bank AG LOC covering two issues
                due 12-28-14 through 08-01-15                                    5.25%          2,000,000         P1        A1+
     4,300,760  First New Hampshire Bank LOC
                Backed by State Street Bank & Trust Company LOC
                covering one issue due 12-01-10                                  5.25%          4,300,760         P1        A1+
     4,490,000  The First National Bank of Maryland
                LOC covering two issues
                due 07-01-04 through 09-01-17                               4.42% to 5.68%      4,490,000         P1        A1
     5,319,055  The Huntington National Bank LOC covering four issues
                due 11-01-95 through 10-01-05                               4.15% to 5.95%      5,319,055         P1        A1
     1,281,666  Key Bank, N.A. LOC covering one issue due 07-01-15               5.25%          1,281,666         P1        A1
       619,058  Nations Bank, N.A. LOC covering one issue due 12-01-99           5.68%            619,058         P1        A1
       580,000  National Westminster Bank PLC
                LOC covering one issue due 12-15-95                              5.25%            580,000         P1        A1+
     4,432,000  PNC, N.A. LOC covering two issues
                due 12-01-00 through 06-30-02                                    5.68%          4,432,000         P1        A1+
     5,267,000  Norwest Bank, N.A. LOC covering five issues
                due 12-01-95 through 12-01-15                               5.42% to 5.68%      5,267,000         P1        A1+
    28,919,600  Seattle-First National Bank LOC
                Backed by Bank of America NT & SA LOC,
                covering thirteen issues due 12-15-00 through 11-15-15           5.68%         28,919,600         P1        A1

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                       See Notes to Financial Statements.

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===============================================================================

                                                                                                                 Ratings (a)
                                                                                                               ----------------
     Face                                                                                       Value                  Standard
    Amount                                                                 Yield               (Note 1)        Moody's & Poor's
    ------                                                                 -----               --------        -------   ------
Variable Rate Demand Instruments -
Private Placements (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 2,000,000  Societe Generale LOC covering one issue due 12-01-95       5.25%             $ 2,000,000         P1        A1+
     1,910,000  State Street Bank & Trust Company
                LOC covering one issue due 01-01-02                        5.25%               1,910,000         P1        A1+
     2,000,000  Wells Fargo Bank, N.A. LOC covering two issues
                due 12-15-04 through 08-01-05                              5.33%               2,000,000         P1        A1+
     4,000,000  York Bank and Trust covering one issue due 12-01-14        4.00%               4,000,000
    13,314,289  Zion's National Bank Liquidity Facility covering one issue
                due 12-10-15                                               5.68%              13,314,289         P2        P2
  ------------                                                                              ------------
   115,729,995  Total Variable Rate Demand Instruments - Private Placements                  115,729,995
  ------------                                                                              ------------
Variable Rate Demand Instruments -
Participations (c) (6.25%)
-----------------------------------------------------------------------------------------------------------------------------------
     $ 804,992  The Bank of California, N.A. LOC covering one issue
                due 12-31-09                                               5.07%               $ 804,992         P1        A1+
     3,543,924  The Bank of New York LOC covering eight issues
                due 10-01-98 through 05-01-01                         5.16% to 5.25%           3,543,924         P1        A1+
    21,716,147  Chemical Bank LOC covering eighteen issues
                due 04-01-96 through 05-01-13                         4.81% to 5.68%          21,716,147         P1        A1+
     2,237,124  The First National Bank of Maryland
                LOC covering nine issues
                due 09-16-96 through 09-15-02                         5.10% to 5.25%           2,237,124         P1        A1
       273,916  LaSalle National Bank
                LOC covering one issue due 07-01-00                        5.25%                 273,916         P1        A1+
     8,421,250  PNC Bank, N.A. LOC covering three issues
                due 07-29-97 through 10-15-13                         5.60% to 6.90%           8,421,250         P1
     2,125,000  The Sumitomo Bank of California LOC
                Backed by Sumitomo Bank, Ltd. LOC
                covering one issue due 05-01-96                            5.92%               2,125,000         P1        A1+
    ----------                                                                                ----------
    39,122,353  Total Variable Rate Demand Instruments - Participations                       39,122,353
    ----------                                                                                ----------

                                                                                                           Ratings (a)
                                                                                                        ----------------
     Face                                                         Maturity                Value                 Standard
    Amount                                                          Date     Yield      (Note 1)        Moody's & Poor's
    ------                                                          ----     -----       ------         -------   ------
Tax Exempt Commercial Paper (7.89%)
-----------------------------------------------------------------------------------------------------------------------------------
  $  6,300,000  Burke County, GA (Oglethorpe Power Co.)
                LOC Credit Suisse                                11/09/95    3.15%    $ 6,300,000        P1         A1+

-------------------------------------------------------------------------------
                       See Notes to Financial Statements,

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DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1995

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
     Face                                                                   Maturity                 Value                 Standard
    Amount                                                                    Date     Yield       (Note 1)        Moody's & Poor's
    ------                                                                    ----     -----        ------         -------   ------

Tax Exempt Commercial Paper (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
  $ 10,675,000  Burke County, GA (Oglethorpe Power Co.)
                LOC Credit Suisse                                            11/16/95    3.75%   $ 10,675,000     P1         A1+
    12,000,000  Burke County, GA (Oglethorpe Power Co.)
                LOC Credit Suisse                                            12/07/95    3.55      12,000,000     P1         A1+
     4,900,000  City of Burlington, KS Customized Purchase PCRB
                (Kansas City Power and Light Company Project) - Series 1987B
                LOC Deutsche Bank A.G.                                       11/09/95    3.15       4,900,000     P1         A1+
    15,490,000  North Carolina Eastern Municipal Power Agency - Series 1988B
                LOC Morgan Guaranty Trust Company\
                Union Bank of Switzerland                                    01/23/96    3.80      15,490,000                A1+
    ----------                                                                                     ----------
    49,365,000  Total Tax Exempt Commercial Paper                                                  49,365,000
    ----------                                                                                     ----------
Other Tax Exempt Investments (13.69%)
-----------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Colorado State General Fund Revenue TRAN - Series A          06/27/96    3.66%  $  10,049,072               SP-1+
    10,000,000  DeKalb County, GA TAN                                        12/29/95    4.18      10,011,480     MIG-1     SP-1+
    10,000,000  Essex County, New Jersey TRAN - Series C
                LOC National Westminster Bank PLC                            11/22/95    3.50      10,003,954     MIG-1
     5,000,000  State of Illinois RAN                                        04/12/96    3.64       5,017,360     MIG-1     SP-1+
    10,000,000  State of Illinois RAN                                        05/10/96    3.72      10,035,823     MIG-1     SP-1+
     8,685,000  State of Maine GO TAN                                        06/28/96    3.73       8,723,407     MIG-1     SP-1+
    31,650,000  State of Texas TRAN - Series 1995A                           08/30/96    3.96      31,830,800     MIG-1     SP-1+
    ----------                                                                                     ----------
    85,335,000  Total Other Tax Exempt Investments                                                 85,671,896
    ----------                                                                                     ----------
Put Bonds (d) (8.41%)
-----------------------------------------------------------------------------------------------------------------------------------
$   14,460,000  California PCRB Finance Authority
                (Chevron Chemical Company Project)                           11/15/95    4.71%   $ 14,456,251     Aa2        AA
     9,860,000  DeKalb County, GA MHRB - Series 1985L
                LOC Amsouth Bank N.A.                                        12/01/95    4.50       9,860,000                A1+
    14,310,000  Fulton County, GA  - Series 1985B
                LOC Amsouth Bank N.A.                                        08/01/96    3.94      14,310,000                A1+
     4,000,000  Joliet Illinois Gas Supply Revenue
                Peoples Gas, Light & Core                                    10/01/96    4.00       4,000,000     VMIG-1
    10,000,000  State of Connecticut Special Assessment - Series 1993C
                FGIC Insured                                                 07/01/96    3.90      10,000,000     VMIG-1     AAA
    ----------                                                                                     ----------
    52,630,000  Total Put Bonds                                                                    52,626,251
    ----------                                                                                     ----------


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                       See Notes to Financial Statements.

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===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                   ----------------
     Face                                                                    Maturity                Value                 Standard
    Amount                                                                     Date     Yield       (Note 1)       Moody's & Poor's
    ------                                                                     ----     -----        ------        -------   ------
Other Variable Rate Demand Instruments (c) (44.73%)
-----------------------------------------------------------------------------------------------------------------------------------
$    2,900,000  Arlington, TX (Dallas/Ft. Worth Suburban Newspaper)
                LOC Sanwa Bank, Ltd                                          10/01/20    4.45%    $ 2,900,000                   A1+
     2,800,000  Baldwin County, GA (William Barnet and Son Project)
                LOC Fleet Trust                                              12/01/99    4.45       2,800,000                   A1
     3,100,000  Broward County, FL HFA
                Multifamily Housing Revenue (Sanctuary Apartments Project)
                LOC PNC Bank, N.A.                                           02/01/09    3.90       3,100,000        VMIG-1
     2,500,000  Burke County, GA
                Georgia Power Co. Second - Series 1995                       04/01/25    4.00       2,500,000        VMIG-1     A1
     5,600,000  Burke County, GA
                PCRB (Georgia Power Co. PLT Vogtle - Second )                07/01/24    4.00       5,600,000        VMIG-1     A1
     1,400,000  California PCFA (Southern California Edison) - Series B      02/28/08    3.75       1,400,000        VMIG-1     A1+
     3,200,000  California PCFA (Southern California Edison) - Series C      02/28/08    3.75       3,200,000        VMIG-1     A1+
     1,100,000  California PCFA (Southern California Edison) - Series 1986D  02/28/08    3.75       1,100,000        VMIG-1     A1+
     4,000,000  Carlton, WI (Wisconsin Power & Light) - Series B             09/01/05    4.05       4,000,000        P1         A1+
     1,000,000  City of Atlantic Beach, FL (Fleet Landing)
                LOC Barnett Bank                                             10/01/24    4.00       1,000,000        VMIG-1
     4,870,000  Clarksville, TN Public Building Authority Pooled Financing RB
                LOC Nationsbank                                              06/01/24    4.00       4,870,000                   A1
     6,400,000  Clayton, MO IDRB (Bailey Court Project)
                LOC Bankers Trust Company                                    01/01/09    4.07       6,400,000        VMIG-1
     5,000,000  Colorado HFA (Grant Plaza Project)
                LOC Bankers Trust Company                                    11/01/09    4.07       5,000,000        VMIG-1
     6,700,000  County of Contra Costa, MHRB Mortgage Refunding
                (Rivershore Apartments) - Series 1992B
                Fannie Mae (Unconditional Guaranty)                          11/15/22    3.75       6,700,000                   A1+
     4,850,000  Coweta County, GA IDRB
                (Jack Eckerd Project) (b)
                LOC Union Bank of Switzerland                                03/01/09    4.05       4,850,000
     3,600,000  Dade County, FL Mortgage RB - Series 1985 - 6
                (Gables Point Apartment Project)
                Fannie Mae (Unconditional Guaranty)                          05/15/05    3.80       3,600,000                   A1+
    14,600,000  DeKalb County, GA Housing Authority
                LOC Bank of Montreal                                         12/01/07    4.00      14,600,000                   A1+


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1995

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
     Face                                                                  Maturity                Value                 Standard
    Amount                                                                   Date     Yield      (Note 1)        Moody's & Poor's
    ------                                                                   ----     -----       ------         -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 1,235,000  Gulf Breeze, FL - Series 1985B
                FGIC Insured                                               12/01/15    4.00%    $ 1,235,000        VMIG-1     A1+
    10,000,000  Hammond, LA IDB
                (Eckerds Warehouse Project) (b)
                LOC Union Bank of Switzerland                              05/01/13    4.05      10,000,000
     8,000,000  Housing Opportunity Commission of Montgomery County
                LOC General Electric Capital Corporation                   11/01/07    4.05       8,000,000                   A1+
     6,000,000  Illinois IDFA
                Chicago Educational Television
                LOC Harris Trust & Savings Bank                            11/01/14    3.95       6,000,000        VMIG-1
    17,000,000  Illinois Health Facilities Resurrection Hospital
                LOC First Chicago\Comerica Bank\
                LaSalle National\National Bank of Detroit                  05/01/11    4.05      17,000,000        VMIG-1
    12,400,000  Illinois HFA (Northwestern Memorial Hospital) - Series 1995
                LOC Northern Trust                                         08/15/25    4.00      12,400,000        VMIG-1    A1+
    19,400,000  Illinois Museum of Contemporary Art 1994
                LOC Northern Trust\Harris Trust\
                LaSalle National\National Bank of Detroit                  02/01/29    3.90      19,400,000                   A1+
     5,000,000  Jackson County, MI EDC (Thrifty Leoni)
                LOC First National Bank of Chicago                         12/01/14    4.15       5,000,000        P1         A1
     3,500,000  Jacksonville, FL PCRB
                (Florida Power and Light Company Project) - Series 1995    05/01/29    3.85       3,500,000        VMIG-1     A1
     1,600,000  Jacksonville, FL HFA RB
                (Baptist Health Property Project)
                LOC Barnett Bank                                           06/01/20    3.95       1,600,000                   A1
     5,000,000  Kansas Department TRAN 1994B                               09/01/14    3.85       5,000,000        VMIG-1     A1+
     3,850,000  Maryland IDFA EDRB (The Barre School Facility)
                LOC Nations Bank                                           07/01/14    4.00       3,850,000                   A1
     1,770,000  Mecklenberg County, NC (Aplix, Inc.)
                LOC Wachovia Bank & Trust Co., N.A.                        12/01/99    3.90       1,770,000        P1         A1+
     5,910,000  Missouri State HEFA (Barnes Hospital)
                LOC Morgan Guaranty Trust Company                          12/01/15    3.90       5,910,000        P1         A1+
     5,700,000  Missouri State HEFA - Washington University                09/01/10    3.90       5,700,000        VMIG-1     A1+
     8,900,000  Monroe County, GA IDFA
                (Georgia Power Company)                                    07/01/25    4.00       8,900,000        P1         A1

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------





===============================================================================

                                                                                                                    Ratings (a)
                                                                                                                  ----------------
     Face                                                                   Maturity                Value                 Standard
    Amount                                                                    Date     Yield      (Note 1)        Moody's & Poor's
    ------                                                                    ----     -----       ------         -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 8,200,000  Monroe County, MI (Detroit Edison)
                LOC Barclays Bank                                          10/01/24    3.95%    $ 8,200,000        VMIG-1
     2,000,000  Montgomery County, TX
                (Houston Area Residential Center Project) - Series 1985
                LOC J.P. Morgan                                            12/01/15    3.90       2,000,000                   A1+
     1,700,000  Orange County, FL (Health Facility)
                LOC Banque Paribas                                         11/15/14    4.00       1,700,000        VMIG-1     A1
     7,140,000  Orange County, FL (Mayflower Project)
                LOC Banque Paribas                                         03/01/18    4.00       7,140,000                   A1
     2,600,000  Oyster Point, VA Development Corporation - Series 1991
                LOC Perpetual Savings                                      11/01/11    4.35       2,600,000                   A1+
     7,350,000  IDA of the City of Phoenix, AZ MHRB Refunding
                (Bell Square Apartments Project) - Series 1995
                LOC General Electric Capital Corporation                   06/01/25    4.10       7,350,000                   A1+
     3,500,000  Phoenix, AZ IDA MHRB
                (Paradise Lakes Apartments Project) - Series 1995
                LOC General Electric Capital Corporation                   07/01/25    4.10       3,500,000                   A1+
     2,250,000  Pierce County, Atlas Foundry
                LOC Bank of America                                        05/01/05    5.68       2,250,000        P1         A1
     5,300,000  Pinellas County, FL HFA - Series 1987
                (St. Mark Village Project)
                LOC Nations Bank                                           03/01/17    3.90       5,300,000                   A1
     5,000,000  Pitkin County, CO IDA
                (Aspen Skiing Co. Project) - Series A
                LOC First National Bank of Chicago                         04/01/16    4.05       5,000,000                   A1
     2,750,000  Prince Georges County, MD EDC RB
                LOC Fleet National Bank                                    09/30/15    5.68       2,750,000         P1        A1
     3,170,000  St. Cloud, MN Commercial Development RFDG
                (Kelly Inn Project) (b)
                LOC First Bank of South Dakota                             04/01/13    4.00       3,170,000
     5,300,000  San Antonio, TX IDA (Rivercenter Project)
                LOC PNC Bank, N.A.                                         12/01/12    4.00       5,300,000        Aa3
     2,900,000  Salina, KS (Dillards Project) (b)
                LOC Boatmens National Bank of St. Louis                    12/01/14    4.32       2,900,000
     2,130,000  County of Sarpy, NE PCR Refunding Bond - Series 1995
                (Allied Signal Inc. Project)                               07/01/13    4.00       2,130,000                   A1

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------


DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1995

===============================================================================

                                                                                                                    Ratings (a)
                                                                                                                 -----------------
       Face                                                                Maturity                Value                  Standard
      Amount                                                                 Date     Yield      (Note 1)        Moody's  & Poor's
      ------                                                                 ----     -----       ------         -------    ------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
   $ 2,000,000  Southgate, MI EDC EDRB (Trust Realty Corp. Project)
                LOC Bankers Trust Company                                  10/01/18    4.07%    $ 2,000,000        Aa2
     5,000,000  State of Connecticut GO Economic Recovery Note - Series B  06/01/96    3.90       5,000,000        VMG1       A1+
     5,100,000  State of Ohio Environmental Improvement
                (U.S. Steel Corp. USX)
                LOC PNC Bank, N.A.                                         12/01/01    3.95       5,100,000        P1
     2,155,000  Terre Haute, IN EDRB (Westminster Village Terre Haute Inc.)
                LOC Huntington National Bank                               07/01/01    4.45       2,155,000        P1         A1
     8,400,000  Union County, NJ PCFA (Exxon Corporation) - Series 1994    07/01/23    3.85       8,400,000        P1         A1+
     7,000,000  City of Valdez Alaska Marine Terminal TRAN 1994B
                LOC Arco Transportation                                    05/01/31    4.00       7,000,000        P1         A1
   -----------                                                                                  -----------
   279,830,000  Total Other Variable Rate Demand Instruments                                    279,830,000
   -----------                                                                                  -----------
                Total Investments (99.47%) (Cost $622,345,495+)                                 622,345,495
                Cash and Other Assets in Excess of Liabilities (0.53%)                            3,296,411
                                                                                                -----------
                Net Assets (100.00%)                                                           $625,641,906
                                                                                                ===========
                Class A Shares, 459,031,330 Shares Outstanding (Note 3)                        $       1.00
                                                                                                ===========
                Class B Shares, 166,683,689 Shares Outstanding (Note 3)                        $       1.00
                                                                                                ===========
                + Aggregate cost for federal income tax purpose is $622,251,495.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------





===============================================================================


FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated for the put bonds is the next put date.



KEY:
   EDC       =   Economic Development Corporation             MHRB       =   Multifamily Housing Revenue Bond

   EDRB      =   Economic Development Revenue Bond            PCFA       =   Pollution Control Finance Authority

   HEFA      =   Hospital & Education Finance Authority       PCR        =   Pollution Control Revenue

   HFA       =   Housing Finance Authority                    PCRB       =   Pollution Control Revenue Bond

   IDA       =   Industrial Development Authority             RAN        =   Revenue Anticipation Note

   IDB       =   Industrial Development Bond                  RB         =   Revenue Bond

   IDFA      =   Industrial Development Finance Authority     TAN        =   Tax Anticipation Note

   IDRB      =   Industrial Development Revenue Bond          TRAN       =   Tax and Revenue Anticipation Note



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------


DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995

===============================================================================

INVESTMENT INCOME
Income:

    Interest................................................................................  $  27,967,870
                                                                                               ------------

Expenses: (Note 2)

    Investment management fee...............................................................      2,124,937

    Administration Fee......................................................................      1,307,653

    Distribution fee (Class A)..............................................................      1,254,570

    Custodian, shareholder servicing and related shareholder expenses.......................        455,588

    Legal, compliance and filing fees.......................................................        106,161

    Audit and accounting....................................................................        150,348

    Directors' fees.........................................................................         28,815

    Other...................................................................................         28,203
                                                                                               ------------

      Total expenses........................................................................      5,456,275

      Expenses paid indirectly..............................................................  (      82,894)
                                                                                               ------------

      Net expenses..........................................................................      5,373,381
                                                                                               ------------

Net investment income.......................................................................     22,594,489



REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.....................................................        165,639
                                                                                               ------------

Increase in net assets from operations......................................................  $  22,760,128
                                                                                               ============

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                       See Notes to Financial Statements.

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DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 1995 AND 1994

===============================================================================





                                                                             1995                    1994
                                                                      ----------------        --------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.........................................    $   22,594,489          $   17,996,573
    Net realized gain (loss) on investments......................            165,639         (        21,649)
                                                                      --------------          --------------
    Increase in net assets from operations........................        22,760,128              17,974,924
Dividends to shareholders from net investment income
    Class A.......................................................   (    17,048,352)*       (    14,184,451)*
    Class B.......................................................   (     5,546,137)*       (     3,812,122)*
Capital share transactions (Note 3)
    Class A.......................................................   (    82,290,952)        (    65,374,023)
    Class B.......................................................        24,655,030               4,763,164
                                                                      --------------          --------------
        Total increase (decrease).................................   (    57,470,283)        (    60,632,508)
Net assets:
    Beginning of year.............................................       683,112,189             743,744,697
                                                                      --------------          --------------
    End of year...................................................      $625,641,906            $683,112,189
                                                                      ==============          ==============

*    Designated as exempt-interest dividends for federal income tax purposes.


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                       See Notes to Financial Statements.

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DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

===============================================================================


1. Summary of Accounting Policies.

Daily Tax Free Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced November 23, 1992. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .325% of the Fund's average daily net assets not in excess of $750 million plus .30% of such assets in excess of $750 million. The Manager is required to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) to the extent that such expenses, including the investment management and the shareholder servicing and administration fees, for any fiscal year exceed the lesser of (i) 1 1/2% of the Fund's average net assets or (ii) the limits on investment company expenses prescribed by any state in which the Fund's shares are qualified for sale. No such reimbursement was required for the year ended October 31, 1995.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .20% of the Fund's average daily net assets of $1.25 billion, plus .19% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .18% of such assets in excess of $1.5 billion.


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

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===============================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

The Manager is a wholly-owned subsidiary of New England Investment Companies, L.P. ("NEIC"). On August 16, 1995, New England Mutual Life Insurance Company ("The New England"), the owner of NEIC's general partner and a majority owner of the limited partnership interest in NEIC, entered into an agreement to merge with Metropolitan Life Insurance Company ("MetLife"), with MetLife to be the survivor of the merger. The merger is subject to several conditions, including the required approval, by shareholders of the Fund of a proposed new investment advisory agreement, intended to take effect at the time of the merger. The new agreement will be substantially similar to the existing agreement.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Custodian, shareholder servicing and related shareholder expenses" are fees of $61,829 paid to Fundtech Services L.P., an affiliate of the Manager as servicing agent for the Fund. Also, included under this caption are custodian expense offsets of $82,894.

3. Capital Stock.

At October 31, 1995, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $625,715,019. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                    Year                                    Year
                                                    Ended                                   Ended
                                              October 31, 1995                        October 31, 1994
                                              ----------------                        ----------------
Class A

Sold......................................       2,061,020,405                        3,355,486,993
Issued on reinvestment of dividends.......          14,036,481                           11,739,693
Redeemed..................................     ( 2,157,347,838)                      (3,432,600,709)
                                                --------------                        -------------
Net increase (decrease)...................     (    82,290,952)                       (  65,374,023)
                                                ==============                        =============

Class B
Sold......................................       1,126,403,552                        1,260,699,566
Issued on reinvestment of dividends.......           5,123,928                            3,514,388
Redeemed..................................     ( 1,106,872,450)                      (1,259,450,790)
                                                --------------                        -------------
Net increase (decrease)...................          24,655,030                            4,763,164
                                                ==============                        =============


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



-------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================

4. Sales of Securities.

Accumulated undistributed realized losses at October 31, 1995 amounted to $73,113.

5. Selected Financial Information.

                                                                       Year Ended October 31,
                                                  ---------------------------------------------------------------------------------
                                                        1995                 1994               1993           1992    1991
                                                  ----------------    ----------------    ----------------    ------- -------
                                                  Class A  Class B    Class A  Class B    Class A  Class B
                                                  -------  -------    -------  -------    -------  -------
Per Share Operating Performance:
(for a share outstanding throughout the year)

Net asset value, beginning of year....            $ 1.00   $ 1.00     $ 1.00   $ 1.00     $ 1.00   $ 1.00     $ 1.00   $ 1.00
                                                  -------  -------    -------  -------    -------  -------    -------  ------

Income from investment operations:
Net investment income.................              0.034    0.037      0.023    0.026      0.022    0.023      0.029    0.045

Less distributions:
Dividends from net investment income..            ( 0.034) ( 0.037)   ( 0.023) ( 0.026)   ( 0.022) ( 0.023)   ( 0.029) ( 0.045)
                                                   ------   ------     ------   ------     ------   ------     ------   ------

Net asset value, end of year..........            $ 1.00   $ 1.00     $ 1.00   $ 1.00     $ 1.00   $ 1.00     $ 1.00   $ 1.00
                                                  =======  =======    =======  =======    =======  =======    =======  ======

Total Return..........................              3.46%    3.71%      2.35%    2.60%      2.24%    2.49%*     2.98%   4.64%

Ratios/Supplemental Data

Net assets, end of year (000).........            $458,942 $166,700   $541,106 $142,006   $606,497  $137,248  $666,484 $678,486

Ratios to average net assets:
     Expenses.........................              0.89%+   0.64%+     0.88%    0.63%      0.90%    0.65%*     0.82%   0.79%

     Net investment income............              3.41%+   3.66%+     2.31%    2.56%      2.22%    2.45%*     2.94%   4.53%


*    Annualized
+    Includes custodian fees paid indirectly.


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



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DAILY TAX FREE INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT


===============================================================================


The Board of Directors and Shareholders
Daily Tax Free Income Fund, Inc.

We have audited the accompanying statement of net assets of Daily Tax Free Income Fund, Inc. as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the selected financial information for each of the five years in the period then ended. These financial statements and selected financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Daily Tax Free Income Fund, Inc. as of October 31, 1995, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.



/s/ McGladrey & Pullen, LLP




New York, New York
November 29, 1995



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




-------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
-------------------------------------------------------------------------------

Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian, Transfer Agent
& Dividend Disbursing Agent
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


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